COMMITMENTS AND CONTINGENCIES (Details)						3 Months Ended	12 Months Ended
	May 29, 2020 shares	Feb. 12, 2020 USD ($) $ / shares	Jan. 13, 2020 USD ($) $ / shares	Jan. 24, 2018 USD ($) $ / shares shares	Sep. 25, 2017 shares	Mar. 31, 2020 USD ($) $ / item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / item	Dec. 31, 2018 USD ($)	Feb. 28, 2018 $ / shares
Cash Underwriting Discount, Per Unit | $ / item						0.20		0.20
Cash Underwriting Discount						$ 4,160,000		$ 4,160,000
Deferred underwriting fees, Per Share | $ / item						0.35		0.35
Deferred underwriting fees, Noncurrent						$ 7,280,000		$ 7,280,000	$ 7,280,000
Stock Issued During Period, Value, New Issues							$ 1,000
Shares Issued, Price Per Share | $ / shares										$ 10.10
Hycroft Business Combination [Member]
Payments to Acquire Businesses, Gross		$ 2,500,000
Business Acquisition, value of common stock issued		$ 2,000,000
Business Acquisition, Share Price | $ / shares		$ 10.00
Business Combination, Amount payable based on conditions		$ 2,780,000
Minimum amount for the issue of common stock		75,000,000
Denominator value for the calculation of issuance of common stock		75,000,000
Minimum amount based on which amount payable in cash		75,000,000
Amount of cash payable on satisfying the condition		2,780,000
Amount for the issue of common stock		72,000,000				72,000,000
Amount of cash payable on non-satisfying the condition		$ 2,670,000				$ 2,670,000
MUDS Acquisition Sub [Member] | Hycroft Business Combination [Member]
Payments to Acquire Businesses, Gross			$ 325,000,000
Business Acquisition, Share Price | $ / shares			$ 10.00
Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares					5,750,000
Forward Purchase Contract [Member]
Stock Issued During Period, Shares, New Issues | shares	3,125,000
Forward Purchase Contract [Member] | Sponsor [Member]
Stock Issued During Period, Value, New Issues				$ 25,000,000
Stock Issued During Period, Shares, New Issues | shares				2,500,000
Shares Issued, Price Per Share | $ / shares				$ 10.00
Common Class A [Member] | Forward Purchase Contract [Member] | Sponsor [Member]
Stock Issued During Period, Value, New Issues				$ 625,000
Stock Issued During Period, Shares, New Issues | shares				625,000